Employment and Compensation Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Share-based compensation expense	$ 33,932	$ 2,842	$ 37,108	$ 7,022	$ 13,715	$ 17,663
Tax benefits	$ 85	$ 85	$ 163	$ 192	$ 2,740	$ 3,192
Authorized grants	60,000,000		60,000,000		33,034,167
Stock options not granted					8,509,469	10,479,363
Unrecognized compensation cost	$ 12,971		$ 12,971		$ 19,637	$ 29,633
Recognition period of unrecognized compensation cost			2 years 8 months 12 days		5 years
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period			5 years		5 years
Equity Incentive Plan2016 [Member]
Employment and Compensation Arrangements
Stock options not granted	34,747,066		34,747,066